Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans Details [Abstract]
Defined Contribution Plan Contributions	$ 22	$ 22	$ 22
Definted Benefit Plan General Disclosures [Abstract]
Number Of Defined Benefit Plans	26
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Accrued benefit liability - long-term	1,729	1,505
Defined Benefit Plan Assumptions Sensitivity To Changes [Abstract]
Increase of 1% in the discount rate	(40)
Decrease of 1% in the discount rate	42
Increase of 1% in the long-term rate of return on plan assets	(51)
Decrease of 1% in the long-term rate of return on plan assets	51
U.S. [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year	608	549
Service cost	8	7	6
Interest cost	33	32	32
Employee contributions	0	0
Plan amendments	0	11
Plan curtailments	0	0
Plan settlements	0	0
Benefits paid	(30)	(30)
Business combinations	365	0
Actuarial loss (gain)	60	39
Effect of foreign currency exchange rate change	0	0
Benefit obligation as of December 31	1,044	608	549
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	413	368
Defined Benefit Plan Actual Return On Plan Assets Abstract
Actual return on plan assets	6	46
Employer contributions	37	29
Employee contributions	0	0
Plan settlements	0	0
Benefits paid	(30)	(30)
Business combinations	336	0
Effect of foreign currency exchange rate change	0	0
Fair value of plan assets as of December 31	762	413	368
Defined Benefit Plan Funded Status Of Plan Abstract
Funded status as of December 31	(282)	(195)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Noncurrent assets	0	0
Accrued benefit liability - current	1	0
Accrued benefit liability - long-term	281	195
Net amount recognized at end of year	(282)	(195)
Accumulated Benefit Obligation Disclosure [Abstract]
Accumulated Benefit Obligation	1,020	592
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	1,044	608
Accumulated benefit obligation	1,020	592
Fair value of plan assets	762	413
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	1,044	608
Fair value of plan assets	762	413
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rates	4.67%	5.38%
Rates of compensation increase	3.94%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate	5.38%	5.92%
Expected long-term rate of return on plan assets	7.49%	8.00%
Rate of compensation increase	3.94%
Defined Benefit Plan Assumptions Used In Calculations Abstract
Defined Benefit Plan Benefit Obligation Subsidiary Using Salary Bands	679	607
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	8	7	6
Interest cost	33	32	32
Expected return on plan assets	(33)	(30)	(24)
Amortization of initial net asset	0	0	0
Amortization of prior service cost	4	3	4
Amortization of net loss	13	12	16
Loss on curtailment	0	0	0
Settlement gain recognized	0	0	0
Total pension cost	25	24	34
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Prior service cost	0
Unrecognized net actuarial loss	0
Total	0
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Prior service cost	0
Unrecognized net actuarial gain (loss)	0
Total	0
Equity Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities	46.00%
Debt Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities	39.00%
Real Estate Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate	0.00%
Other Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Other	15.00%
Defined Benefit Plan Weighted Average Asset Allocations Abstract
Equity securities	42.07%	53.51%
Debt securities	38.53%	25.91%
Real estate	0.00%	0.00%
Other	19.40%	20.58%
Total pension assets	100.00%	100.00%
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	762	413	368
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Expected employer contribution in 2012	49
2012	55
2013	56
2014	58
2015	59
2016	61
2017 - 2021	325
U.S. [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	669	361
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	669	361
U.S. [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	93	52
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	93	52
U.S. [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity Securities Common Stock [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	120	146
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	120	146
U.S. [Member] | Equity Securities Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	120	146
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	120	146
U.S. [Member] | Equity Securities Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity Securities Common Stock [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	140	39
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	140	39
U.S. [Member] | Equity securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	140	39
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	140	39
U.S. [Member] | Equity securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Equity securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | U.S. Government debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	31	32
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	31	32
U.S. [Member] | U.S. Government debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	31	32
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	31	32
U.S. [Member] | U.S. Government debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | U.S. Government debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Corporate debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	114	62
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	114	62
U.S. [Member] | Corporate debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	114	62
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	114	62
U.S. [Member] | Corporate debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Corporate debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Debt securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	135	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	135	2
U.S. [Member] | Debt securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	135	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	135	2
U.S. [Member] | Debt securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Debt securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Other debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	14	11
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	14	11
U.S. [Member] | Other debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	14	11
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	14	11
U.S. [Member] | Other debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Other debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	43	69
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	43	69
U.S. [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	43	69
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	43	69
U.S. [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
U.S. [Member] | Other Plan Investments [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	165	52
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	165	52
U.S. [Member] | Other Plan Investments [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	72	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	72	0
U.S. [Member] | Other Plan Investments [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	93	52
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	93	52
U.S. [Member] | Other Plan Investments [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year	5,986	5,129
Service cost	19	16	12
Interest cost	564	510	458
Employee contributions	5	5
Plan amendments	0	0
Plan curtailments	5	0
Plan settlements	0	(2)
Benefits paid	(465)	(409)
Business combinations	0	14
Actuarial loss (gain)	371	474
Effect of foreign currency exchange rate change	(696)	249
Benefit obligation as of December 31	5,789	5,986	5,129
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	4,730	4,042
Defined Benefit Plan Actual Return On Plan Assets Abstract
Actual return on plan assets	486	742
Employer contributions	175	156
Employee contributions	5	5
Plan settlements	0	(2)
Benefits paid	(465)	(409)
Business combinations	0	0
Effect of foreign currency exchange rate change	(531)	196
Fair value of plan assets as of December 31	4,400	4,730	4,042
Defined Benefit Plan Funded Status Of Plan Abstract
Funded status as of December 31	(1,389)	(1,256)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Noncurrent assets	20	32
Accrued benefit liability - current	4	4
Accrued benefit liability - long-term	1,405	1,284
Net amount recognized at end of year	(1,389)	(1,256)
Accumulated Benefit Obligation Disclosure [Abstract]
Accumulated Benefit Obligation	5,724	5,927
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	5,478	5,697
Accumulated benefit obligation	5,423	5,651
Fair value of plan assets	4,072	4,410
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation	5,492	5,704
Fair value of plan assets	4,084	4,415
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rates	9.52%	9.82%
Rates of compensation increase	5.98%	5.99%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate	9.82%	10.56%
Expected long-term rate of return on plan assets	11.08%	11.14%
Rate of compensation increase	5.98%	5.99%
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	19	16	12
Interest cost	564	510	458
Expected return on plan assets	(508)	(427)	(373)
Amortization of initial net asset	0	(1)	(2)
Amortization of prior service cost	0	0	0
Amortization of net loss	23	38	6
Loss on curtailment	5	0	0
Settlement gain recognized	0	1	0
Total pension cost	103	137	101
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Prior service cost	(2)
Unrecognized net actuarial loss	1,112
Total	(1,114)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Prior service cost	0
Unrecognized net actuarial gain (loss)	(40)
Total	(40)
Equity Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities Range Minimum	15.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities Range Maximum	30.00%
Debt Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities Range Minimum	59.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities Range Maximum	85.00%
Real Estate Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate Range Minimum	0.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate Range Maximum	4.00%
Other Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Other Range Minimum	0.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Other Range Maximum	6.00%
Defined Benefit Plan Weighted Average Asset Allocations Abstract
Equity securities	23.48%	22.43%
Debt securities	72.55%	73.64%
Real estate	2.34%	2.09%
Other	1.63%	1.84%
Total pension assets	100.00%	100.00%
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	4,400	4,730	4,042
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Expected employer contribution in 2012	174
2012	421
2013	435
2014	451
2015	465
2016	483
2017 - 2021	2,657
Foreign [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	584	648
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	584	648
Foreign [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	3,061	3,379
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	3,061	3,379
Foreign [Member] | Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	703	564
Defined Benefit Plan Actual Return On Plan Assets Abstract
Returns relating to assets still held at reporting date	167	104
Returns relating to assets sold during the period	28	0
Purchases, sales and settlements, net	(48)	3
Effect of foreign currency exchange rate change	(95)	32
Fair value of plan assets as of December 31	755	703
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	755	703
Foreign [Member] | Equity Securities Common Stock [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	26	30
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	26	30
Foreign [Member] | Equity Securities Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	26	30
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	26	30
Foreign [Member] | Equity Securities Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Equity Securities Common Stock [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Equity securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	427	510
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	427	510
Foreign [Member] | Equity securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	427	510
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	427	510
Foreign [Member] | Equity securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Equity securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Private equity funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	580	521
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	580	521
Foreign [Member] | Private equity funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Private equity funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Private equity funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	580	521
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	580	521
Foreign [Member] | Debt securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	2,930	3,215
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	2,930	3,215
Foreign [Member] | Debt securities Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	125	108
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	125	108
Foreign [Member] | Debt securities Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	2,805	3,107
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	2,805	3,107
Foreign [Member] | Debt securities Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Certificates of deposit [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	5	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	5	4
Foreign [Member] | Certificates of deposit [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Certificates of deposit [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	5	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	5	4
Foreign [Member] | Certificates of deposit [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Unsecured Debentures [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	20	19
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	20	19
Foreign [Member] | Unsecured Debentures [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Unsecured Debentures [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	20	19
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	20	19
Foreign [Member] | Unsecured Debentures [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Foreign Government debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	227	233
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	227	233
Foreign [Member] | Foreign Government debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	6	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	6	0
Foreign [Member] | Foreign Government debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	221	233
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	221	233
Foreign [Member] | Foreign Government debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Other debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	10	12
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	10	12
Foreign [Member] | Other debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Other debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	10	12
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	10	12
Foreign [Member] | Other debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Real estate [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	103	99
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	103	99
Foreign [Member] | Real estate [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Real estate [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Real estate [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	103	99
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	103	99
Foreign [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	4
Foreign [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	4
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	4
Foreign [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Participant Loan [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	72	83
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	72	83
Foreign [Member] | Participant Loan [Member] | Level 1 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Participant Loan [Member] | Level 2 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	0	0
Foreign [Member] | Participant Loan [Member] | Level 3 [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31	72	83
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets	$ 72	$ 83